Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Interest income from financial assets at amortised cost	R 265	R 257	R 244
Dividend income1	(23)	0	0
Net gain on financial instruments2	43	118	64
Total investment income	331	375	308
Disclosure of nature of investment income [Line Items]
Day 1 Expense	(87)	0	0
Dividend income1	23	0	R 0
Total environmental trust funds
Analysis of income and expense [abstract]
Dividend income1	(5)
Net gain on financial instruments2	138	77
Disclosure of nature of investment income [Line Items]
Dividend income1	5
Rand Mutual Assurance
Analysis of income and expense [abstract]
Dividend income1	(18)
Disclosure of nature of investment income [Line Items]
Dividend income1	18
ARM BBEE Trust
Disclosure of nature of investment income [Line Items]
Day 1 Expense	R 87	R 0